Trade and other receivables and deferred expenses	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables and deferred expenses	Trade and other receivables and deferred expenses
See accounting policies in notes 38(J)(i)-(ii) and (L)(i).

	2023	2022
Current
Trade receivables, net of loss allowance	$4,058,007	$41,691,913
Deposits, prepayments and other receivables
- deposits	887,262	1,119,968
- prepayments	3,298,558	4,965,101
- other receivables	1,099,028	804,045
	5,284,848	6,889,114
Deferred expenses (note)	8,312,890	4,577,255
	17,655,745	53,158,282
Non-current
Deferred expenses (note)	3,530,756	6,307,834
	$21,186,501	$59,466,116
Note:    Deferred expenses represent the advanced bonus payment to a director and certain employees for retention purpose under various arrangements. These balances are amortized over the period as stated in the employment agreements and recognized as an expense when the Group consumes the benefit arising from the services provided by the director and those employees in exchange for employee benefits. The amounts expected to be amortized within one year are recognized under current assets.
All trade receivables, deposits, prepayments and other receivables are expected to be recovered or recognized as expense within one year. Trade receivables are due within 30 to 90 days from the date of billing.
Information about the Group’s exposure to credit and market risks, and impairment losses for trade receivables is included in note 32(C).